MASSMUTUAL SELECT FUNDS

Supplement dated October 27, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the NASDAQ-100® Fund:

Massachusetts Mutual Life Insurance Company ("MassMutual"), the Fund's investment adviser, expects in the near future to propose to the Board of Trustees of the Fund (the "Board") that the Fund's name, investment objective, and policies be changed to permit the Fund to be "actively" managed. The Fund is currently "passively" managed — meaning that the Fund's investment manager attempts to provide an investment return comparable to that of the Fund's benchmark index, the NASDAQ-100 Index®. If the Trustees approve the change to permit the Fund to be actively managed, MassMutual will ask them to approve a new subadviser for the Fund who will actively select investments for the Fund in an attempt not only to match, but potentially to outperform the Index or another large-capitalization equity index. (It is, of course, also possible that an actively managed fund will underperform its benchmark index.)

Investment advisers typically charge higher fees for providing active management services than for providing passive management services and it is likely that any subadviser retained by MassMutual to provide an actively managed investment program for the Fund will charge a higher fee than the fee charged by the Fund's current subadviser, which provides a passive investment program.

MassMutual proposed to the Board, and the Trustees have approved unanimously, an increase in the Fund's investment management fee so as to permit MassMutual to pay higher subadvisory fees. The management fee is expected to increase from the current fee of 0.15% of the Fund's average daily net assets to a fee of 0.65% of the Fund's average daily net assets. Implementation of the fee increase is subject to approval of a majority of the outstanding voting securities of the Fund. MassMutual owns a majority of the Fund's shares, and has informed the Fund that it intends to vote in favor of the fee increase. The proposed fee increase would have the effect of increasing the Fund's total expenses. MassMutual expects it will pay most of the increase in management fees to an active subadviser for the Fund. The Fund will continue to pay management fees at the current rate until such time as it begins to be actively managed.

MassMutual has also proposed to the Board that, upon implementation of the new investment advisory fee, the administrative and shareholder services fees paid by the various share classes of the Fund be reduced by between 0.21% and 0.27% (from 0.3744% to 0.1629% for Class S, 0.4744% to 0.2029% for Class Y, 0.6244% to 0.3529% for Class L, 0.6244% to 0.3529% for Class A, and 0.6744% to 0.4029% for Class N), and voluntary administrative and shareholder services fee waivers be implemented to limit the increase from the change in advisory fee to 0.20% per class. The administrative and shareholder services fee waiver is voluntary and may be terminated at any time more than one year after its implementation.

The following tables show current and pro-forma fee information for the Fund. The pro-forma information reflects the proposed increase in the Fund's investment advisory fee, the proposed reduction in the Fund's administrative and shareholder services fees, and the administrative and shareholder services fee waiver. The information in the tables is estimated based on the most recent fiscal year's expenses; actual expense levels may differ.

Current fees:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.15%	.15%	.15%	.15%	.15%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.50%	.60%	.75%	.75%	.80%
Total Annual Fund Operating Expenses	.65%	.75%	.90%	1.15%	1.45%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$208	$362	$810
Class Y	$77	$240	$417	$930
Class L	$92	$287	$498	$1,108
Class A	$685	$919	$1,172	$1,892
Class N	$248	$459	$792	$1,735

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$148	$459	$792	$1,735

Pro forma fees:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.29%	.33%	.48%	.48%	.53%
Total Annual Fund Operating Expenses	.94%	.98%	1.13%	1.38%	1.68%
Fee Waiver	(.09%)	(.03%)	(.03%)	(.03%)	(.03%)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.85%	.95%	1.10%	1.35%	1.65%

(1)	Other expenses have been restated to reflect a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the most recent fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .09% of the administrative and shareholder services fee for Class S of the Fund and .03% of the administrative and shareholder services fee for Class Y, Class L, Class A and Class N of the Fund through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$289	$509	$1,145
Class Y	$97	$309	$539	$1,199
Class L	$112	$355	$618	$1,371
Class A	$705	$984	$1,284	$2,135
Class N	$268	$527	$910	$1,985

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$527	$910	$1,985

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE